TAX LIABILITIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Tax Payable [line items]
Non-current tax liabilities	$ 4,444,867	$ 0
Current tax liabilities	11,360,635	61,623,596
Payment plans
Disclosure Of Tax Payable [line items]
Non-current tax liabilities	4,444,867	0
Current tax liabilities	196,926	0
Income tax
Disclosure Of Tax Payable [line items]
Current tax liabilities	918,743	51,459,223
Value added tax
Disclosure Of Tax Payable [line items]
Current tax liabilities	484,679	2,534,654
Turnover tax
Disclosure Of Tax Payable [line items]
Current tax liabilities	26,454	18,389
Other taxes, withholdings and perceptions
Disclosure Of Tax Payable [line items]
Current tax liabilities	$ 9,733,833	$ 7,611,330